INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 6,073	$ 5,170
Additions, net of disposals	96	55
Acquisitions through business combinations	8,412	1,227
Amortization	(442)	(166)
Foreign currency translation	103	(213)
Ending balance	14,242	6,073
Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	6,733	5,764
Additions, net of disposals	(25)	(36)
Acquisitions through business combinations	8,412	1,227
Amortization	0	0
Foreign currency translation	131	(222)
Ending balance	15,251	6,733
Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(660)	(594)
Additions, net of disposals	121	91
Acquisitions through business combinations	0	0
Amortization	(442)	(166)
Foreign currency translation	(28)	9
Ending balance	$ (1,009)	$ (660)